MUTUAL OF AMERICA

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1562
212 224 2518 FAX

THOMAS L. MARTIN
EXECUTIVE VICE PRESIDENT AND
DEPUTY GENERAL COUNSEL
CORPORATE LAW

May 4, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          Mutual of America Separate Account No. 3 (VUL) (the “Registrant”)

Registration Statement on Form N-6 (File no. 333-83413 and 811-09487)

Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to registration statement, filed on April 30, 2010, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

/s/ Thomas L. Martin

Thomas L. Martin
Executive Vice President and
Deputy General Counsel